Schedule of Mining Interests (Details)	Dec. 31, 2022 USD ($)
Extractive Industries [Abstract]
Contract purchase price	$ 7,700,000
Less: Credit by seller for prior maintenance payments	(300,000)
Net present value of water treatment cost recovery liability assumed (note 8)	6,402,425
Closing costs capitalized	2,638
Mine acquisition costs - legal	442,147
Carrying cost of mine – January 7, 2022	14,247,210
Capitalized mining costs – 2022	1,447,435
Carrying cost of mine - total	$ 15,694,645